Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 101.91%
ASSET-BACKED SECURITIES — 6.50%**
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.86% 01/20/28
1,2,3
$ 1,055,055 $ 1,040,601
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.84% 04/15/34
1,2,3
437,500 434,796
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.83% 04/25/35
2
439,812 436,953
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.57% 05/25/34
1,2
144,147 143,791
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.84% 04/15/31
1,2,3
545,454 539,667
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
1,165,638 1,074,860
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.22% 10/27/36
1,2
248,966 244,151
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.99% 07/15/29
1,2,3
675,000 664,430
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.90% 04/21/34
1,2,3
125,000 124,388
Palmer Square Loan Funding Ltd.,
Series 2020-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.28% 02/20/28
1,2,3
435,866 430,940
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.28% 05/20/29
1,2,3
550,412 541,126
Progress Residential Trust,
Series 2020-SFR2, Class A
2.08% 06/17/37
1
884,000 834,957
Santander Drive Auto Receivables Trust,
Series 2020-4, Class C
1.01% 01/15/26 775,000 764,000
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Series 2021-1, Class D
1.13% 11/16/26 $ 990,000 $ 948,982
SLM Student Loan Trust,
Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
1.48% 07/25/25
2
70,604 70,430
SLM Student Loan Trust,
Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
1.65% 01/26/26
2
32,870 32,806
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.17% 06/25/43
2
104,299 100,320
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
1,040,627 1,020,900
Total Asset-Backed Securities
(Cost $9,666,108) 9,448,098
CORPORATES — 29.73%*
Banking — 8.66%
Bank of America Corp.
3.37% 01/23/26
4
2,920,000 2,828,109
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
1,3,4
235,000 222,556
3.80% 06/09/23
3
580,000 576,360
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
715,000 668,621
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
1,000,000 933,684
(LIBOR USD 3-Month plus 1.00%)
2.46% 05/18/24
2,3
795,000 791,006
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
510,000 500,388
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
125,000 111,295
2.91% 11/07/23
3,4
1,345,000 1,341,363
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
850,000 788,774
3.19% 11/28/23
1,3,4
380,000 379,210
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,4
1,600,000 1,592,507
4.80% 11/15/24
3,4
425,000 425,237
Wells Fargo & Co.
(MTN)
3.75% 01/24/24 805,000 806,675

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.91% 04/25/26
4
$ 630,000 $ 620,193
12,585,978
Communications — 1.53%
Qwest Corp.
7.25% 09/15/25 400,000 413,500
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
600,000 593,369
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
1,017,502 1,018,432
5.15% 03/20/28
1
200,000 201,787
2,227,088
Consumer Discretionary — 1.38%
GSK Consumer Healthcare Capital UK PLC
(United Kingdom)
3.13% 03/24/25
1,3
815,000 795,350
Pernod Ricard SA
(France)
4.25% 07/15/22
1,3
600,000 600,318
Reynolds American, Inc.
4.85% 09/15/23 600,000 606,009
2,001,677
Electric — 1.15%
Alliant Energy Finance LLC
3.75% 06/15/23
1
725,000 725,801
American Electric Power Co., Inc.
2.03% 03/15/24 620,000 599,962
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 350,000 349,720
1,675,483
Energy — 1.32%
Energy Transfer LP
5.95% 12/01/25 900,000 935,524
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,000,000 982,762
1,918,286
Finance — 5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.15% 02/15/24
3
510,000 495,947
Air Lease Corp.
2.25% 01/15/23 600,000 594,036
American Express Co.
2.25% 03/04/25 530,000 510,407
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
383,000 312,536
Capital One Financial Corp.
1.34% 12/06/24
4
610,000 584,795
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
3.67% 07/24/28
4
$ 1,190,000 $ 1,126,327
(LIBOR USD 3-Month plus 0.95%)
2.13% 07/24/23
2
308,000 307,294
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 1,045,000 1,008,643
Intercontinental Exchange, Inc.
4.00% 09/15/27 390,000 383,951
JPMorgan Chase & Co.
2.95% 02/24/28
4
1,085,000 1,006,895
Morgan Stanley
2.48% 01/21/28
4
655,000 596,546
Morgan Stanley
(MTN)
0.53% 01/25/24
4
90,000 88,313
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
680,000 678,407
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
100,000 99,664
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
200,000 199,421
7,993,182
Health Care — 2.24%
AbbVie, Inc.
3.25% 10/01/22 200,000 200,043
Baxter International, Inc.
0.87% 12/01/23 615,000 590,587
Bayer U.S. Finance II LLC
3.88% 12/15/23
1
1,140,000 1,138,339
Dignity Health
3.13% 11/01/22 150,000 149,846
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
585,000 588,064
Humana, Inc.
0.65% 08/03/23 610,000 591,269
3,258,148
Industrials — 1.54%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 400,000 395,817
Berry Global, Inc.
0.95% 02/15/24 635,000 601,749
Boeing Co. (The)
1.43% 02/04/24 375,000 358,927
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
142,000 134,832
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
750,000 749,977
2,241,302

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 1.71%
Netflix, Inc.
3.63% 06/15/25
1
$ 490,000 $ 467,950
Skyworks Solutions, Inc.
0.90% 06/01/23 505,000 489,427
Take-Two Interactive Software, Inc.
3.30% 03/28/24 475,000 469,184
TSMC Arizona Corp.
3.88% 04/22/27 485,000 483,765
VMware, Inc.
1.00% 08/15/24 610,000 571,383
2,481,709
Insurance — 1.28%
Athene Global Funding
2.51% 03/08/24
1
135,000 130,566
(SOFR Index plus 0.70%)
1.99% 05/24/24
1,2
500,000 485,981
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
670,000 670,154
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
570,000 573,433
1,860,134
Materials — 0.25%
International Flavors & Fragrances, Inc.
0.70% 09/15/22
1
375,000 373,259
Real Estate Investment Trust (REIT) — 3.17%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 672,000 671,523
Digital Euro Finco LLC
2.63% 04/15/24 385,000 400,836
GLP Capital LP/GLP Financing II, Inc.
5.38% 11/01/23 1,000,000 1,000,705
Kilroy Realty LP
3.45% 12/15/24 525,000 512,283
Piedmont Operating Partnership LP
3.40% 06/01/23 665,000 661,891
SL Green Operating Partnership LP
3.25% 10/15/22 870,000 870,298
VICI Properties LP/VICI Note Co., Inc.
4.25% 12/01/26
1
90,000 82,575
4.63% 06/15/25
1
230,000 219,346
5.75% 02/01/27
1
195,000 186,519
4,605,976
Total Corporates
(Cost $44,670,172) 43,222,222
MORTGAGE-BACKED — 39.64%**
Non-Agency Commercial Mortgage-Backed — 7.46%
AREIT Trust,
Series 2020-CRE4, Class A
(Cayman Islands)
(SOFR30A plus 2.73%)
3.51% 04/15/37
1,2,3
74,923 72,602
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class A2
3.19% 02/15/50 $ 76,372 $ 76,372
BSPRT Issuer Ltd.,
Series 2019-FL5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
2.47% 05/15/29
1,2,3
534,369 531,183
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 344,586 340,478
Citigroup Commercial Mortgage Trust,
Series 2016-C2, Class A2
1.85% 08/10/49 407,000 396,953
Commercial Mortgage Trust,
Series 2013-CR9, Class ASB
3.83% 07/10/45 116,949 116,582
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.39% 01/10/46
4
2,088,697 4,806
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 451,628 443,115
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
2.71% 12/16/36
1,2,3
547,230 534,339
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
2.36% 12/15/36
1,2
850,000 829,731
GS Mortgage Securities Trust,
Series 2013-GC14, Class A4
3.96% 08/10/46 682,163 679,638
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
195,734 194,838
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class A3
3.88% 12/15/46 597,228 589,897
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
2.45% 05/15/28
1,2,3
141,148 140,530
MF1 Ltd.,
Series 2020-FL3, Class B
(CME Term SOFR 1-Month plus 3.86%)
5.14% 07/15/35
1,2
410,000 403,331
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
3.15% 11/15/35
1,2
485,000 481,887

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.73% 10/15/46
4
$ 2,656,692 $ 12,194
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class A3
3.77% 04/15/47 71,632 70,798
MSCG Trust,
Series 2018-SELF, Class A
(LIBOR USD 1-Month plus 0.90%)
2.22% 10/15/37
1,2
1,300,000 1,271,067
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
2.05% 11/15/38
1,2
1,130,000 1,073,135
VMC Finance LLC,
Series 2019-FL3, Class A
(LIBOR USD 1-Month plus 1.10%)
2.62% 09/15/36
1,2
200,260 196,297
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
2.20% 12/15/34
1,2
1,100,000 1,085,780
Wells Fargo Commercial Mortgage Trust,
Series 2018-C47, Class A2
4.36% 09/15/61 868,000 867,114
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.98% 11/15/45
1,4
859,905 2,015
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A3
3.66% 03/15/47 427,730 427,165
10,841,847
Non-Agency Mortgage-Backed — 10.24%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/22)
7.40% 06/25/32 12,413 12,254
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
2.72% 05/25/35
4
20,905 20,214
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/22)
2.86% 07/25/59
1
172,551 167,222
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 17,716 17,431
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(LIBOR USD 1-Month plus 0.68%)
2.30% 01/25/36
2
616,147 607,546
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
2.33% 11/25/35
2
841,536 828,925
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 $ 2,670 $ 2,667
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
2.37% 03/25/35
2
133,141 132,550
Bear Stearns Asset-Backed Securities Trust,
Series 2006-2, Class M5
(LIBOR USD 1-Month plus 2.03%)
3.65% 07/25/36
2
750,000 745,532
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
1.89% 05/25/37
2
242,403 238,613
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.62% 02/25/34
4
168 169
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(LIBOR USD 1-Month plus 0.44%)
2.06% 11/25/36
2
655,907 645,732
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3
(LIBOR USD 1-Month plus 0.80%)
2.42% 02/25/36
2
14,262 14,253
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.01%)
2.63% 10/25/35
2
875,318 869,861
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
2.25% 11/25/32
4
16,727 16,244
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.35% 07/19/44
2
81,290 74,518
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
2.52% 10/25/35
2
1,100,282 1,096,925
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
2.40% 09/25/35
2
686,260 682,241
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A1
(LIBOR USD 1-Month plus 0.58%)
2.20% 10/25/35
2
25,712 25,723
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
1.88% 08/25/36
2
711,744 707,872

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(LIBOR USD 1-Month plus 0.56%)
2.18% 01/25/36
2
$ 732,172 $ 706,534
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 1 1
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
(LIBOR USD 1-Month plus 0.74%)
2.36% 10/25/35
2
110,501 110,395
GSAMP Trust,
Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.69%)
2.31% 11/25/35
2
329,678 326,259
GSAMP Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
1.94% 05/25/46
2
186,510 186,277
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
2.16% 10/25/35
2
91,664 91,563
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.54%)
2.16% 12/25/35
2
105,030 104,118
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.40% 12/25/34
2
281,357 225,874
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
3.24% 10/25/34
4
73,690 69,099
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A5
(LIBOR USD 1-Month plus 0.24%)
1.86% 05/25/37
2
1,664,365 1,651,600
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
2.13% 04/25/35
4
70,168 69,135
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
2.59% 10/25/34
4
89,273 87,472
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I2A1
(LIBOR USD 1-Month plus 0.32%)
1.94% 01/25/47
2
469,258 457,701
MASTR Asset-Backed Securities Trust,
Series 2005-OPT1, Class M3
(LIBOR USD 1-Month plus 0.69%)
2.31% 03/25/35
2
160,857 160,731
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
4
17,963 17,757
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
4.32% 12/25/32
2
$ 134,720 $ 128,667
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.26% 02/25/35
2
503,253 493,033
Nomura Resecuritization Trust,
Series 2014-8R, Class 2A1
3.00% 09/26/35
1,4
141,666 140,496
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1 (STEP-reset date 08/26/22)
3.00% 05/25/36
1
182,936 181,483
Option One Mortgage Loan Trust Asset-Backed Certificates
2005-5,
Series 2005-5, Class M1
(LIBOR USD 1-Month plus 0.59%)
2.21% 12/25/35
2
99,421 99,602
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
2.57% 06/25/35
2
148,153 148,031
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,570 11
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.12% 04/25/36
2
393,565 393,422
Residential Asset Securities Corp.,
Series 2006-KS7, Class A4
(LIBOR USD 1-Month plus 0.24%)
1.86% 09/25/36
2
211,704 210,966
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.84% 12/25/34
4
55,622 50,355
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.30% 06/25/35
2
794,473 786,898
Soundview Home Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.60%)
2.22% 02/25/36
2
65,059 65,011
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A3
(LIBOR USD 1-Month plus 0.34%)
1.96% 06/25/36
2
123,929 123,835
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.34% 09/25/35
2
221,235 218,861

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.76% 07/25/36
1,2
$ 171,158 $ 169,951
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.80% 04/25/36
2
380,716 371,604
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
1,086,550 13,101
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
1.88% 06/25/42
2
9,681 9,053
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.45% 06/25/33
4
31,408 29,861
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.12% 06/25/35
2
91,700 79,872
14,885,121
U.S. Agency Commercial Mortgage-Backed — 2.93%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ24, Class A1
2.28% 05/25/26 11,382 11,382
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ26, Class A1
2.14% 07/25/25 61,418 61,001
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ28, Class A1
1.77% 02/25/25 106,207 104,568
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 333,227 317,907
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 530,912 506,714
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ32, Class A1
0.52% 06/25/25 498,487 475,513
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 528,829 493,463
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.76% 09/25/25
4
$ 3,398,445 $ 73,451
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
1.22% 05/25/44
2
125,015 125,065
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
2.94% 04/25/46
4
67,315 67,265
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
4
62,825 62,858
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
114,137 114,433
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
245,684 242,350
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
4
2,735,656 27
Ginnie Mae,
Series 2011-58, Class C
3.87% 08/16/51
4
81,652 81,271
Ginnie Mae,
Series 2011-92, Class C
3.74% 04/16/52
4
1,041,228 1,010,102
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.36% 01/16/53
4
1,675,074 16,810
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
491,977 489,660
4,253,840
U.S. Agency Mortgage-Backed — 19.01%
Fannie Mae Pool 254548
5.50% 12/01/32 56,258 60,017
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
1.76% 11/01/32
2
10,894 10,791
Fannie Mae Pool 555424
5.50% 05/01/33 37,438 39,735
Fannie Mae Pool 567002
8.00% 05/01/23 663 665
Fannie Mae Pool 655133
7.00% 08/01/32 5,654 5,774
Fannie Mae Pool 655151
7.00% 08/01/32 4,731 4,773
Fannie Mae Pool 762525
6.50% 11/01/33 13,323 13,618

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
2.94% 04/01/34
2
$ 58,514 $ 58,549
Fannie Mae Pool AD0538
6.00% 05/01/24 6,683 6,783
Fannie Mae Pool AE0443
6.50% 10/01/39 43,273 46,760
Fannie Mae Pool AL0851
6.00% 10/01/40 38,145 41,648
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
8.89% 05/25/23
2
72 74
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
687 695
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.57% 10/25/31
2
54,522 55,441
Fannie Mae REMICS,
Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
2.62% 08/25/31
2
56,935 57,784
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
8,034 8,273
Fannie Mae REMICS,
Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
2.07% 04/25/34
2
159,709 160,299
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00% 12/25/34
2
10,049 9,701
Fannie Mae REMICS,
Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
1.87% 08/25/35
2
92,348 91,917
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
5.08% 07/25/37
2
59,556 8,551
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.02% 10/25/40
2
38,012 38,139
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.61% 11/25/36
2
220,917 30,564
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-95, Class FB
(LIBOR USD 1-Month plus 0.40%)
2.02% 09/25/40
2
$ 52,937 $ 53,331
Fannie Mae REMICS,
Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
2.19% 06/25/41
2
744,304 747,591
Fannie Mae REMICS,
Series 2018-79, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.87% 11/25/48
2
48,345 47,894
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.12% 01/25/50
2
105,030 104,968
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.12% 03/25/50
2
328,587 328,536
Freddie Mac REMICS,
Series 1526, Class L
6.50% 06/15/23 200 203
Freddie Mac REMICS,
Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
2.27% 10/15/31
2
52,907 53,775
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
1.92% 10/15/33
2
370,931 373,341
Freddie Mac REMICS,
Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
1.64% 10/15/34
2
53,150 53,157
Freddie Mac REMICS,
Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
2.02% 08/15/35
2
235,701 238,222
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.62% 08/15/35
2
219,359 219,623
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
1.62% 08/15/35
2
44,066 44,119
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
1.72% 11/15/40
2
20,080 20,097
Freddie Mac REMICS,
Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
1.82% 07/15/41
2
144,390 145,490

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
1.67% 05/15/26
2
$ 24,272 $ 24,320
Freddie Mac REMICS,
Series 3946, Class FD
(LIBOR USD 1-Month plus 0.35%)
1.67% 04/15/41
2
37,415 37,434
Freddie Mac REMICS,
Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
1.67% 10/15/39
2
26,331 26,335
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
1.82% 06/15/42
2
162,721 162,960
Ginnie Mae (TBA)
2.50% 07/20/52 4,225,000 3,863,528
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.75% 10/20/31
2
5,293 5,245
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 06/20/32
2
68,992 69,160
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/32
2
5,900 5,865
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 04/20/33
2
51,101 51,224
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.75% 12/20/23
2
2,496 2,486
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 08/20/25
2
8,908 8,959
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 08/20/42
2
42,010 42,264
Ginnie Mae,
Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
2.00% 10/20/32
2
50,493 50,636
Ginnie Mae,
Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
2.00% 10/20/32
2
74,482 74,693
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
2.46% 01/16/34
2
$ 310,595 $ 316,205
Ginnie Mae,
Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
2.31% 10/16/39
2
72,354 73,540
Ginnie Mae,
Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
1.96% 07/16/39
2
25,065 25,196
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
1,117,970 8,856
UMBS (TBA)
2.00% 07/01/52 2,400,000 2,082,367
2.00% 08/01/52 1,750,000 1,517,004
2.50% 07/01/52 1,725,000 1,550,800
2.50% 08/01/52 5,925,000 5,319,694
3.00% 07/01/52 6,625,000 6,168,425
3.00% 08/01/52 500,000 465,820
3.50% 07/01/52 550,000 528,959
3.50% 08/01/52 300,000 288,117
4.00% 07/01/52 825,000 813,769
4.50% 07/01/52 875,000 878,589
27,643,348
Total Mortgage-Backed
(Cost $58,650,588) 57,624,156
MUNICIPAL BONDS — 1.16%*
Colorado — 0.64%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 965,000 935,262
Florida — 0.52%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 755,000 754,819
Total Municipal Bonds
(Cost $1,723,125) 1,690,081
U.S. TREASURY SECURITIES — 24.88%
U.S. Agency Discount Notes — 1.69%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 2,680,000 2,462,900
U.S. Treasury Notes — 23.19%
U.S. Treasury Notes
2.50% 05/31/24 2,047,000 2,028,929
2.88% 06/15/25 29,765,000 29,659,126

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
3.00% 06/30/24 $ 2,025,000 $ 2,026,186
33,714,241
Total U.S. Treasury Securities
(Cost $36,425,245) 36,177,141
Total Bonds — 101.91%
(Cost $151,135,238)
148,161,698
Issues Shares Value
Purchased Options - 0.00%
(Cost $50,587) 3,075
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 13.06%
Foreign Government Obligations — 1.24%
Japan Treasury Discount Bills,
Series 1076
(Japan)
0.00%
7
08/01/22
3
245,000,000 1,803,655
Money Market Funds — 6.97%
Dreyfus Government Cash Management Fund
1.35%
8
5,917,000 5,917,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
8
20,390 20,390
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
8
4,193,000 4,193,000
10,130,390
U.S. Agency Discount Notes — 4.85%
Federal Home Loan Bank
1.04%
7
06/14/24 2,430,000 2,337,178
1.20%
7
12/23/24 3,660,000 3,489,453
1.61%
7
09/04/24 635,000 619,029
1.61%
7
09/04/24 635,000 612,773
7,058,433
Total Short-Term Investments
(Cost $19,381,834) 18,992,478
Total Investments Before Written Options - 114.97%
(Cost $170,567,659) 167,157,251
Written Options - 0.00%
(Cost $(48,091)) (1,813)
Liabilities in Excess of Other Assets - (14.97)% (21,767,457)
Net Assets - 100.00% $ 145,387,981
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $13,101, which is 0.01% of total net assets.
7
Represents annualized yield at date of purchase.
8
Represents the current yield as of June 30, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 413,356 EUR 391,000 Citigroup Global Markets, Inc. 07/08/22 $ 4,369
USD 1,888,494 JPY 245,000,000 Citigroup Global Markets, Inc. 08/01/22 81,627
USD 414,321 EUR 391,000 Citigroup Global Markets, Inc. 10/07/22 2,580
88,576
EUR 391,000 USD 411,594 Citigroup Global Markets, Inc. 07/08/22 (2,607)
NET UNREALIZED APPRECIATION $ 85,969
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 6 09/30/22 $ 1,260,094 $ (6,866) $ (6,866)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 198 09/30/22 (22,225,500) 205,241 205,241
U.S. Treasury Ten-Year Ultra Bond 47 09/21/22 (5,986,625) 79,613 79,613
U.S. Treasury Ultra Bond 14 09/21/22 (2,160,813) 63,727 63,727
(30,372,938) 348,581 348,581
TOTAL FUTURES CONTRACTS $ (29,112,844) $ 341,715 $ 341,715
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 390 $ 18,621 $ 17,641 $ 980
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 30 $ 98.38 09/16/22 $ 217,789 $ 1,500
IMM Eurodollar 1-Year MIDCV Future Options 63 98.75 09/16/22 3,049,042 1,575
TOTAL PURCHASED OPTIONS $ 3,266,831 $ 3,075
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 145 $ 99.00 09/16/22 $ (6,315,874) $ (1,813)

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 1,803,655 $ — $ 1,803,655
Money Market Funds 10,130,390 — — 10,130,390
U.S. Agency Discount Notes — 7,058,433 — 7,058,433
Long-Term Investments:
Asset-Backed Securities — 9,448,098 — 9,448,098
Corporates — 43,222,222 — 43,222,222
Mortgage-Backed Securities — 57,611,055 13,101 57,624,156
Municipal Bonds — 1,690,081 — 1,690,081
Purchased Options 3,075 — — 3,075
U.S. Treasury Securities 33,714,241 2,462,900 — 36,177,141
Other Financial Instruments
*
Assets:
Credit contracts — 18,621 — 18,621
Foreign currency exchange contracts — 88,576 — 88,576
Interest rate contracts 348,581 — — 348,581
Liabilities:
Foreign currency exchange contracts — (2,607) — (2,607)
Interest rate contracts (8,679) — — (8,679)
Total $ 44,187,608 $ 123,401,034 $ 13,101 $ 167,601,743
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures and written options.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 13,941
Accrued discounts/premiums —
Realized gain (loss) —
Change in unrealized appreciation* 681
Purchases —
Sales (1,521)
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
June 30, 2022
$ 13,101
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $681 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $13,101 Third-Party Vendor Vendor Prices $1.21 $1.21 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.